EFMT DEPOSITOR LLC ABS-15G

Exhibit 99.18

Loan ID	Seller Loan ID	Redaction ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?	Unique Finding ID
XXXXX	XXXXX	389166	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXXX	XX	Investment	Refinance	No Cash Out - Borrower Initiated
XXXXX	XXXXX	397528	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXXX	XX	Investment	Purchase	NA
XXXXX	XXXXX	398745	D	A	D	A	A	A	A	A	Closed	FCRE1164	2024-09-23 11:57	2024-09-25 17:55	Resolved	1 - Information	D	A	Credit	Missing Doc	Flood Insurance Policy Missing	Resolved-Flood Insurance Policy provided. - Due Diligence Vendor-09/25/2024 Ready for Review-Document Uploaded. A copy of the flood insurance has been uploaded for your review, please clear condition. - Seller-09/24/2024 Open-Missing Flood Insurance Policy -Missing Flood Insurance Policy-additional conditions may apply. - Due Diligence Vendor-09/23/2024	Ready for Review-Document Uploaded. A copy of the flood insurance has been uploaded for your review, please clear condition. - Seller-09/24/2024	Resolved-Flood Insurance Policy provided. - Due Diligence Vendor-09/25/2024	Months Reserves exceed minimum required - 94>6 Qualifying FICO score is at least 20 points above minimum for program - 777>700		XXXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	2435974
XXXXX	XXXXX	398746	D	A	D	A	A	A	A	A	Closed	FCRE1165	2024-09-26 18:23	2024-10-03 15:53	Resolved	1 - Information	D	A	Credit	Missing Doc	Flood Insurance Policy Partially Provided	Resolved-Flood Insurance Policy provided. - Due Diligence Vendor-10/03/2024

Ready for Review-Document Uploaded. please find dec page for review.  - Seller-10/01/2024

Counter-Flood Application Provided. Please provide provide Final Master Flood Policy. - Due Diligence Vendor-09/30/2024

Ready for Review-Document Uploaded. Attached is a new customer form for the flood insurance, this is the insurance info also attached is the email showing the coverages. please review and clear findings.  - Seller-09/27/2024

																						Open-Flood Insurance Policy Partially Provided -File contains only flood application; please provide final flood policy. - Due Diligence Vendor-09/26/2024	Ready for Review-Document Uploaded. please find dec page for review. - Seller-10/01/2024 Ready for Review-Document Uploaded. Attached is a new customer form for the flood insurance, this is the insurance info also attached is the email showing the coverages. please review and clear findings. - Seller-09/27/2024	Resolved-Flood Insurance Policy provided. - Due Diligence Vendor-10/03/2024	Qualifying FICO score is at least 20 points above minimum for program - Fico score of 670 exceeds minimum of 620 Months Reserves exceed minimum required - 83 months of reserves exceed minimum of 3 months		XXXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	2467863
XXXXX	XXXXX	398748	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXXX	XX	Investment	Refinance	Cash Out - Other
XXXXX	XXXXX	402726	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXXX	XX	Investment	Refinance	Cash Out - Other
XXXXX	XXXXX	404748	D	A	D	A	A	A	A	A	Closed	FCRE0700	2024-09-24 13:16	2025-01-16 09:50	Resolved	1 - Information	D	A	Credit	Missing Doc	Closing Detail Statement Document is Missing	Resolved-Closing Detail Statement Document provided. - Due Diligence Vendor-10/08/2024 Ready for Review-Document Uploaded. A copy of the final settlement statement has been uploaded, please clear condition. - Seller-10/07/2024 Open-Closing Detail Statement Document is Missing and subject property is an Investment property. only estimated settlement statement found without stamp or signature from title company pg 156 - Due Diligence Vendor-09/24/2024	Ready for Review-Document Uploaded. A copy of the final settlement statement has been uploaded, please clear condition. - Seller-10/07/2024	Resolved-Closing Detail Statement Document provided. - Due Diligence Vendor-10/08/2024	LTV is less than guideline maximum - LTV 55.83% ; max 80%. Qualifying FICO score is at least 20 points above minimum for program - Qualifying FICO score 795 is at least 20 points above minimum for program.		XXXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	2445907
XXXXX	XXXXX	404748	D	A	D	A	A	A	A	A	Closed	FCRE5770	2024-10-01 09:41	2024-10-04 13:01	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 Credit Report is Missing	Resolved-Borrower 1 Credit Report provided. - Due Diligence Vendor-10/04/2024 Ready for Review-Document Uploaded. Credit report has been uploaded, please clear condition. - Seller-10/02/2024 Open-Borrower 1 Credit Report is Missing. - Due Diligence Vendor-10/01/2024	Ready for Review-Document Uploaded. Credit report has been uploaded, please clear condition. - Seller-10/02/2024	Resolved-Borrower 1 Credit Report provided. - Due Diligence Vendor-10/04/2024	LTV is less than guideline maximum - LTV 55.83% ; max 80%. Qualifying FICO score is at least 20 points above minimum for program - Qualifying FICO score 795 is at least 20 points above minimum for program.		XXXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	2493683
XXXXX	XXXXX	404748	D	A	D	A	A	A	A	A	Closed	FCRE1197	2024-10-01 10:50	2024-10-04 13:01	Resolved	1 - Information	C	A	Credit	Eligibility	Audited FICO is less than Guideline FICO	Resolved-Audited FICO of 795 is greater than or equal to Guideline FICO of 620. Credit report provided. - Due Diligence Vendor-10/04/2024 Ready for Review-Document Uploaded. Credit report has been uploaded, please clear condition. - Seller-10/02/2024 Open-Missing Credit report. - Due Diligence Vendor-10/01/2024	Ready for Review-Document Uploaded. Credit report has been uploaded, please clear condition. - Seller-10/02/2024	Resolved-Audited FICO of 795 is greater than or equal to Guideline FICO of 620. Credit report provided. - Due Diligence Vendor-10/04/2024	LTV is less than guideline maximum - LTV 55.83% ; max 80%. Qualifying FICO score is at least 20 points above minimum for program - Qualifying FICO score 795 is at least 20 points above minimum for program.		XXXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	2494613
XXXXX	XXXXX	404748	D	A	D	A	A	A	A	A	Closed	FCRE1440	2024-10-01 10:40	2024-10-04 12:59	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received credit report. Housing History Meets Guideline Requirements - Due Diligence Vendor-01/16/2025 Open-Housing History Does Not Meet Guideline Requirements Housing history documentation is not in file. - Due Diligence Vendor-10/01/2024		Resolved-Received credit report. Housing History Meets Guideline Requirements - Due Diligence Vendor-01/16/2025	LTV is less than guideline maximum - LTV 55.83% ; max 80%. Qualifying FICO score is at least 20 points above minimum for program - Qualifying FICO score 795 is at least 20 points above minimum for program.			ATR/QM: Exempt	ATR/QM: Exempt	XXXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	2494500
XXXXX	XXXXX	405664	D	A	D	A	A	A	A	A	Closed	FCRE0700	2024-10-01 17:04	2024-10-14 15:06	Resolved	1 - Information	D	A	Credit	Missing Doc	Closing Detail Statement Document is Missing	Resolved-Closing Detail Statement Document is not Missing, or Not Applicable. - CD and email from Escrow provided. - Due Diligence Vendor-10/14/2024
Ready for Review-Document Uploaded. Please see email from Escrow, only issue the CD I provided. They do not issue an Alta or a HUD1. Please clear condition. - Seller-10/10/2024
Counter-Attached is not a final settlement statement. Must be completed .  - Due Diligence Vendor-10/09/2024
Ready for Review-We do not issue CDs for XXXXX loans, the document provided is the final settlement statement sent over by the title company. Please clear condition. - Seller-10/08/2024
Counter-CD provided does not appear to be final, missing figures on page 1 - Due Diligence Vendor-10/08/2024
Ready for Review-Document Uploaded.  - Seller-10/08/2024
Ready for Review-Document Uploaded. This is an XXXXX loan, we do not issue CDs for these type of loans. Final settlement statement is being provided. Please clear condition. - Seller-10/07/2024
Open-Closing Detail Statement Document is Missing and subject property is an Investment property. CD provided does not appear to be final, missing figures on page 1 and missing page 4. - Due Diligence Vendor-10/01/2024	Ready for Review-Document Uploaded. Please see email from Escrow, only issue the CD I provided. They do not issue an Alta or a HUD1. Please clear condition. - Seller-10/10/2024
 Ready for Review-We do not issue CDs for XXXXXx loans, the document provided is the final settlement statement sent over by the title company. Please clear condition. - Seller-10/08/2024
 Ready for Review-Document Uploaded.  - Seller-10/08/2024
 Ready for Review-Document Uploaded. This is an XXXXX loan, we do not issue CDs for these type of loans. Final settlement statement is being provided. Please clear condition. - Seller-10/07/2024
																								Resolved-Closing Detail Statement Document is not Missing, or Not Applicable. - CD and email from Escrow provided. - Due Diligence Vendor-10/14/2024	Qualifying FICO score is at least 20 points above minimum for program - 639 > 680 Months Reserves exceed minimum required - 77 months > 6 months		XXXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	2499712
XXXXX	XXXXX	405664	D	A	D	A	A	A	A	A	Closed	FCRE1440	2024-10-01 17:23	2024-10-09 12:29	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received documentation supporting Loan was originated on XXXXX. Payoff reflects no late payments. - Due Diligence Vendor-01/16/2025
Ready for Review-The document provided is the mortgage verification for the subject property. Please clear condition. - Seller-10/08/2024
Counter-Please Attach the VOM for subject property. - Due Diligence Vendor-10/08/2024
Ready for Review-Correction to previous statement, Loan was originated on XXXXX. The VOM provided represents the life of the loan. Guidelines do not require 12 month history. Guidelines require verification of mortgage lates in the previous 12 months for the subject property. With the loan being originated less than 12 months prior to closing, the guideline is met with the VOM on file. Please clear finding.  - Seller-10/07/2024
Ready for Review-Document Uploaded. Guideline states last 12 months, not a minimum of 12 months. This loan was opened on XXXXX, this is the complete life of the loan. Please clear condition. - Seller-10/07/2024
Counter-Payoff provided reflecting only 9 months payments with 1 late charge. Provide a total of 12 months housing history. Required per guidelines. - Due Diligence Vendor-10/04/2024
Ready for Review-Document Uploaded. Verification of mortgage from XXXXX has been uploaded along with the legal description to cross reference property description. Pleas clear condition. - Seller-10/03/2024
Open-Housing History Does Not Meet Guideline Requirements Missing 12 month housing history on private mortgage being paid off on the subject property. - Due Diligence Vendor-10/01/2024	Ready for Review-The document provided is the mortgage verification for the subject property. Please clear condition. - Seller-10/08/2024
 Ready for Review-Correction to previous statement, Loan was originated on XXXXX. The VOM provided represents the life of the loan. Guidelines do not require 12 month history. Guidelines require verification of mortgage lates in the previous 12 months for the subject property. With the loan being originated less than 12 months prior to closing, the guideline is met with the VOM on file. Please clear finding.  - Seller-10/07/2024
 Ready for Review-Document Uploaded. Guideline states last 12 months, not a minimum of 12 months. This loan was opened on XXXXX, this is the complete life of the loan. Please clear condition. - Seller-10/07/2024
 Ready for Review-Document Uploaded. Verification of mortgage from XXXXX has been uploaded along with the legal description to cross reference property description. Pleas clear condition. - Seller-10/03/2024
																								Resolved-Received documentation supporting Loan was originated on XXXXX. Payoff reflects no late payments. - Due Diligence Vendor-01/16/2025	Qualifying FICO score is at least 20 points above minimum for program - 639 > 680 Months Reserves exceed minimum required - 77 months > 6 months		XXXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	2500002
XXXXX	XXXXX	406617	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXXX	XX	Investment	Purchase	NA
XXXXX	XXXXX	407534	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXXX	XX	Investment	Refinance	Cash Out - Other
XXXXX	XXXXX	408935	C	B	C	B	A	A	A	A	Closed	FPRO9999	2024-10-07 13:32	2024-10-11 12:08	Waived	2 - Non-Material	C	B	Credit	Eligibility	Condo project has pending litigation	Waived--Originator waiver requested; applied to non-material finding. - Due Diligence Vendor-10/11/2024 Ready for Review-We accept this finding, please clear condition. - Seller-10/11/2024 Ready for Review-Document Uploaded. The case has been pushed out until December, see case update uploaded. Please clear condition. - Seller-10/10/2024 Open--Confirmed that both parties have reached a settlement, and the liability company for the HOA will be covering the costs/payout of said settlement. - Due Diligence Vendor-10/07/2024	Ready for Review-We accept this finding, please clear condition. - Seller-10/11/2024 Ready for Review-Document Uploaded. The case has been pushed out until December, see case update uploaded. Please clear condition. - Seller-10/10/2024	Waived--Originator waiver requested; applied to non-material finding. - Due Diligence Vendor-10/11/2024	Months Reserves exceed minimum required - Qualifying Total Reserves Number of Months 7.38; Months required 6 On time mortgage history exceeds guideline requirement - -Mortgage 0x30 >5 years		XXXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXXX	XX	Investment	Purchase	NA	Originator Post-Close	N/A	2543521
XXXXX	XXXXX	408936	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXXX	XX	Investment	Refinance	Cash Out - Other
XXXXX	XXXXX	424858	D	A	D	A	A	A	A	A	Closed	FCRE1316	2024-10-18 17:15	2024-10-30 11:03	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Resolved-VVOE were provided. - Due Diligence Vendor-10/30/2024
Ready for Review-Document Uploaded. Please see VVOE added for XXXXX - Seller-10/29/2024
Counter-XXXXX was provided with business search dated 10-23-24 (with in 10 business days of closing. However please provide  XXXXX business search (with a date within 10 business days of closing). - Due Diligence Vendor-10/24/2024
Ready for Review-Document Uploaded. Hello, we have provided online search for both XXXXX (source of employment) and XXXXX (source of assets). Please advise what else you would like to see to verify the business - Seller-10/23/2024
Ready for Review-Document Uploaded.  - Seller-10/21/2024
																						Open-Borrower 1 3rd Party VOE Prior to Close Missing Missing VOE - Due Diligence Vendor-10/18/2024	Ready for Review-Document Uploaded. Please see VVOE added for XXXXX - Seller-10/29/2024 Ready for Review-Document Uploaded. Hello, we have provided online search for both XXXXX (source of employment) and XXXXX (source of assets). Please advise what else you would like to see to verify the business - Seller-10/23/2024 Ready for Review-Document Uploaded. - Seller-10/21/2024	Resolved-VVOE were provided. - Due Diligence Vendor-10/30/2024	Months Reserves exceed minimum required - 15 mths reserves; 12 mths required. Qualifying FICO score is at least 20 points above minimum for program - Min FICO 640, Bwr FICO 757		XXXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	2636717
XXXXX	XXXXX	424858	D	A	D	A	A	A	A	A	Closed	FCRE1325	2024-10-21 15:28	2024-10-30 11:02	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 CPA Letter Missing	Resolved-Borrower 1 CPA Letter Provided - Due Diligence Vendor-10/30/2024 Resolved-Operating Agreement provided to show proof of ownership. - Due Diligence Vendor-10/23/2024 Ready for Review-Document Uploaded. - Seller-10/22/2024 Open-Borrower 1 CPA Letter Missing Missing CPA Ltr (confirm own & exp %) - Due Diligence Vendor-10/21/2024	Ready for Review-Document Uploaded. - Seller-10/22/2024	Resolved-Borrower 1 CPA Letter Provided - Due Diligence Vendor-10/30/2024 Resolved-Operating Agreement provided to show proof of ownership. - Due Diligence Vendor-10/23/2024	Months Reserves exceed minimum required - 15 mths reserves; 12 mths required. Qualifying FICO score is at least 20 points above minimum for program - Min FICO 640, Bwr FICO 757		XXXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	2650415
XXXXX	XXXXX	424858	D	A	D	A	A	A	A	A	Closed	FCRE5782	2024-10-18 17:26	2024-10-23 15:51	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Resolved-Borrower 1 Gap Credit Report provided. - Due Diligence Vendor-10/23/2024 Ready for Review-Document Uploaded. - Seller-10/21/2024 Open-Borrower 1 Gap Credit Report is Missing Missing Gap Report - Due Diligence Vendor-10/21/2024	Ready for Review-Document Uploaded. - Seller-10/21/2024	Resolved-Borrower 1 Gap Credit Report provided. - Due Diligence Vendor-10/23/2024	Months Reserves exceed minimum required - 15 mths reserves; 12 mths required. Qualifying FICO score is at least 20 points above minimum for program - Min FICO 640, Bwr FICO 757		XXXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	2636865
XXXXX	XXXXX	424859	D	A	D	A	A	A	C	A	Closed	FPRO0011	2024-10-21 09:38	2024-11-06 10:13	Resolved	1 - Information	C	A	Property	Property	FEMA disaster declared INDIVIDUAL	Resolved-PDI with an inspection date of XXXXX provided. No damage. - Due Diligence Vendor-11/06/2024 Ready for Review-Document Uploaded. - Seller-11/05/2024 Open-Individual –XXXXX – Incident Period: XXXXX and continuing – File is missing Post Disaster Inspection Report - Due Diligence Vendor-10/21/2024	Ready for Review-Document Uploaded. - Seller-11/05/2024	Resolved-PDI with an inspection date of 10/31/2024 provided. No damage. - Due Diligence Vendor-11/06/2024	Qualifying FICO score is at least 20 points above minimum for program - FICO = 757 Min FICO = 660 Credit history exceeds minimum required - Credit History = 533 Months Minimum Credit History = 24 Months		XXXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	2645799
XXXXX	XXXXX	424859	D	A	D	A	A	A	C	A	Closed	FCRE1316	2024-10-21 10:00	2024-10-30 11:04	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Resolved-Borrower 1 3rd Party VOE Prior to Close Was Provided - Due Diligence Vendor-10/30/2024 Ready for Review-Document Uploaded. - Seller-10/29/2024 Open-Borrower 1 3rd Party VOE Prior to Close Missing Proof that the business is active by a third-party source dated within 10 days of the note is required - Due Diligence Vendor-10/22/2024	Ready for Review-Document Uploaded. - Seller-10/29/2024	Resolved-Borrower 1 3rd Party VOE Prior to Close Was Provided - Due Diligence Vendor-10/30/2024	Qualifying FICO score is at least 20 points above minimum for program - FICO = 757 Min FICO = 660 Credit history exceeds minimum required - Credit History = 533 Months Minimum Credit History = 24 Months		XXXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	2646053
XXXXX	XXXXX	424859	D	A	D	A	A	A	C	A	Closed	FCRE5782	2024-10-21 10:14	2024-10-30 11:00	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Resolved-Borrower 1 Gap Credit Report is not missing. - Due Diligence Vendor-10/30/2024 Ready for Review-Document Uploaded. - Seller-10/29/2024 Open-Borrower 1 Gap Credit Report is Missing - Due Diligence Vendor-10/22/2024	Ready for Review-Document Uploaded. - Seller-10/29/2024	Resolved-Borrower 1 Gap Credit Report is not missing. - Due Diligence Vendor-10/30/2024	Qualifying FICO score is at least 20 points above minimum for program - FICO = 757 Min FICO = 660 Credit history exceeds minimum required - Credit History = 533 Months Minimum Credit History = 24 Months		XXXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	2646220